Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Principles of Consolidation and Basis of Presentation

We consolidate all entities in which we have a controlling financial interest. We are deemed to have a controlling financial interest in variable interest entities where we are the primary beneficiary. We are deemed to have a controlling financial interest in other entities when we own more than 50 percent of the outstanding voting shares and other shareholders do not have substantive rights to participate in management. For entities we control but do not wholly own, we record a noncontrolling interest within shareholders’ equity for the portion of the entity’s equity attributed to the noncontrolling ownership interests. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States (“GAAP”) requires us to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the balance sheets, the reported amounts of revenue and expense for each reporting period, and certain information disclosed in the notes to our consolidated financial statements. Estimates are used in accounting for, among other things, amortization periods for deferred subscriber acquisition costs, revenue recognition using the percentage-of-completion method, allowances for doubtful accounts, allowances for sales returns and rebates, warranty obligations, self-insurance obligations, deferred taxes and related valuation allowances, uncertain tax positions, loss contingencies, fair value of financial instruments, fair value of EchoStar’s stock-based compensation awards, fair value of assets and liabilities acquired in business combinations, lease classifications, asset impairment testing, useful lives and methods for depreciation and amortization of long-lived assets, and certain royalty obligations. We base our estimates and assumptions on historical experience, observable market inputs and on various other factors that we believe to be relevant under the circumstances. Due to the inherent uncertainty involved in making estimates, actual results may differ from previously estimated amounts, and such differences may be material to our consolidated financial statements. Changing economic conditions may increase the inherent uncertainty in the estimates and assumptions indicated above. We review our estimates and assumptions periodically and the effects of revisions are reflected in the period they occur or prospectively if the revised estimate affects future periods.

Foreign Currency

The functional currency for certain of our foreign operations is determined to be the local currency. Accordingly, we translate assets and liabilities of these foreign entities from their local currencies to U.S. dollars using period-end exchange rates and translate income and expense accounts at monthly average rates. The resulting translation adjustments are recorded in other comprehensive income (loss) as “Foreign currency translation adjustments” in our consolidated statements of operations and comprehensive income (loss).  We have not recorded deferred income taxes related to our foreign currency translation adjustments.

Gains and losses resulting from re-measurement of monetary assets and liabilities denominated in foreign currencies into the functional currency are recognized in “Other, net” in our consolidated statements of operations and comprehensive income (loss).  We recognized net foreign currency transaction gains of $0.1 million for the year ended December 31, 2016 and losses of $3.6 million and $1.6 million for the years ended December 31, 2015 and 2014, respectively.

Cash and Cash Equivalents

We consider all liquid investments purchased with an original maturity of 90 days or less to be cash equivalents. Cash equivalents as of December 31, 2016 and 2015 primarily consisted of money market funds, government bonds, corporate notes, and commercial paper. The amortized cost of these investments approximates their fair value.

Marketable Investment Securities

We classify our marketable investment securities as available for sale, except in uncommon instances where we have designated certain securities as trading securities. We report all marketable investment securities at fair value in our consolidated balance sheets. We recognize periodic changes in the fair value of trading securities and realized gains and losses on sale of available-for-sale securities in “Gains (losses) on marketable investment securities,” a component of net income, in our consolidated statements of operations and comprehensive income (loss). For available-for-sale securities, we recognize periodic changes in the difference between fair value and amortized cost in other comprehensive income (loss). Realized gains and losses upon sale of available-for-sale securities are reclassified from other comprehensive income (loss) and recognized in net income on the trade date. We use the first-in, first-out (“FIFO”) method to determine the cost basis on sales of marketable investment securities. Interest and dividend income from marketable investment securities is reported in “Interest income” and “Other, net,” respectively, in our consolidated statements of operations and comprehensive income (loss). Dividend income is recognized on the ex-dividend date.

We evaluate our available-for-sale securities portfolio on a quarterly basis to determine whether declines in the fair value of these securities are other than temporary. Our evaluation consists of reviewing, among other things:

•	the fair value of each security compared to its amortized cost;

•	the length of time and the extent to which the fair value of a security has been lower than amortized cost;

•	the historical volatility of the price of each security;

•	any market and company-specific factors related to each security; and

•	our intent and ability to hold the investment to recovery.

Where the fair value of a debt security has declined below its amortized cost, we consider the decline to be other than temporary if any of the following factors apply:

•	we intend to sell the security,

•	it is more likely than not that we will be required to sell the security before maturity or recovery, or

•	we do not expect to recover the security’s entire amortized cost basis, even if there is no intent to sell the security.

Declines in the fair value of available-for-sale securities that are determined to be other than temporary are reclassified from other comprehensive income (loss) and recognized in net income, thus establishing a new cost basis for the investment.

Investments in Unconsolidated Entities — Cost and Equity Method

We use the equity method to account for equity investments in entities that we do not control but have the ability to significantly influence the operating decisions of the investee. We use the cost method when we do not have the ability to significantly influence the operating decisions of the investee.

Generally, our equity investments accounted for using either the equity method or cost method are not publicly traded and it is not practicable to regularly estimate the fair value of such investments. We evaluate these equity investments on a quarterly basis to determine whether an event or changes in circumstances has occurred that may have a significant adverse effect on the fair value of the investment. As part of our evaluation, we review available information such as business plans and current financial statements of these companies for factors that may indicate an impairment of our investments. Such factors may include, but are not limited to, unprofitable operations, negative cash flow, material litigation, violations of debt covenants, bankruptcy and changes in business strategy. When we determine that an investment is impaired, and the impairment is other than temporary, we adjust the carrying amount of the investment to its estimated fair value and recognize the impairment loss in net income.

Generally, equity method investments are initially recorded at cost and subsequently adjusted for our proportionate share of the net earnings or loss of the investee, which is reported in “Equity in earnings of unconsolidated affiliate” in our consolidated statements of operations and comprehensive income (loss).  The carrying amount of our investments may include a component of goodwill if the cost of our investment exceeds the fair value of the underlying identifiable assets and liabilities of the investee. Dividends received from equity method investees reduce the carrying amount of the investment. We defer, to the extent of our ownership interest in the investee, recognition of intra-entity profits on sales of equipment to the investee until the investee has charged the cost of the equipment to expense in a subsequent sale to a third party or through depreciation. In these circumstances, we report the gross amounts of revenue and cost of sales in the statement of operations and include the intra-entity profit eliminations within “Equity in earnings of unconsolidated affiliate.”

Accounts Receivable

We estimate allowances for uncollectible accounts receivable based upon past collection experience and consideration of other relevant factors. Past experience may not be indicative of future collections and therefore additional adjustments could be recognized in the future to reflect differences between estimated and actual collections.

Inventory

Inventory is stated at the lower of cost, determined using the FIFO method, or net realizable value. Cost of inventory consists primarily of materials, direct labor and indirect overhead incurred in the procurement and manufacturing of our products. We use standard costing methodologies in determining the cost of certain of our finished goods and work-in-process inventories. We determine net realizable value using our best estimates of future use or recovery, considering the aging and composition of inventory balances, the effects of technological and/or design changes, forecasted future product demand based on firm or near-firm customer orders, and alternative means of disposition of excess or obsolete items. We recognize losses within operating income when we determine that the cost of inventory and commitments to purchase inventory exceed net realizable value.

Property and Equipment

Property and equipment is stated at cost, less accumulated depreciation. The cost of our satellites includes construction costs, including the present value of in-orbit incentives payable to the satellite manufacturer, launch costs, capitalized interest, and related insurance premiums. Depreciation is recorded on a straight-line basis over lives ranging from one to 30 years. Repair and maintenance costs are charged to expense when incurred. Costs of renewals and betterments are capitalized.

Impairment of Long-lived Assets

We review our long-lived assets for recoverability whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. The evaluation is performed at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For assets held and used in operations, the asset is not recoverable if the carrying amount of the asset exceeds its undiscounted estimated future net cash flows. When an asset is not recoverable, we adjust the carrying amount of such asset to its estimated fair value and recognize the impairment loss in net income. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less costs to sell.

Goodwill

Goodwill represents the excess of the cost of acquired businesses over the estimated fair value assigned to the identifiable assets acquired and liabilities assumed. We do not amortize goodwill, but test goodwill for impairment annually, or more frequently if circumstances indicate impairment may exist. Our goodwill as of December 31, 2016 and 2015 is assigned to reporting units of our Hughes segment. We test Hughes goodwill for impairment in the second fiscal quarter. There are two steps to the goodwill impairment test. Step one compares the fair value of a reporting unit with its carrying amount, including goodwill. We typically estimate fair value of the reporting units using discounted cash flow techniques, which includes significant assumptions about prospective financial information, terminal value and discount rates (Level 3 inputs). If the reporting unit’s carrying amount exceeds its estimated fair value, it is necessary to perform the second step of the impairment test, which compares the implied fair value of reporting unit goodwill with the carrying amount of such goodwill to determine the amount of impairment loss. We may bypass the two-step goodwill impairment test if we determine, based on a qualitative assessment, that it is more likely than not that the fair value of a reporting unit exceeds its carrying amount including goodwill.

Regulatory Authorizations and Other Intangible Assets

At acquisition and periodically thereafter, we evaluate our intangible assets to determine whether their useful lives are finite or indefinite. We consider our intangible assets to have indefinite lives when no significant legal, regulatory, contractual, competitive, economic, or other factors limit the useful life.

Intangible assets that have finite lives are amortized over their estimated useful lives, ranging from approximately one to 20 years.  When we expect to incur significant costs to renew or extend finite-lived intangible assets, we amortize the total initial and estimated renewal costs over the combined initial and expected renewal terms. In such instances, actual renewal costs are capitalized when they are incurred. We test intangible assets with finite lives for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable, as discussed above under “Impairment of Long-lived Assets.”

We do not amortize our indefinite-lived intangible assets, but test those assets for impairment annually or more frequently if circumstances indicate that it is more likely than not that the asset may be impaired. Costs incurred to maintain or renew indefinite-lived intangible assets are expensed as incurred.

Our indefinite-lived intangible assets include Federal Communications Commission (“FCC”) authorizations and certain other contractual or regulatory rights to use spectrum at specified orbital locations (collectively “Regulatory Authorizations”). We have determined that our FCC authorizations generally have indefinite useful lives due to the following:

•	FCC authorizations are non-depleting assets;

•	renewal satellite applications generally are authorized by the FCC subject to certain conditions, without substantial cost under a stable regulatory, legislative, and legal environment;

•	expenditures required to maintain the authorization are not significant; and

•	we intend to use these authorizations indefinitely.

Income Taxes

We are included in the consolidated federal income tax return of EchoStar. We recognize a provision or benefit for income taxes currently payable or receivable and for income tax amounts deferred to future periods based upon a separate return allocation method which results in income tax expense that approximates the expense that would result if we were a stand-alone entity.  Deferred tax assets and liabilities are recorded for the estimated future tax effects of differences that exist between the financial reporting carrying amount and tax basis of assets and liabilities. Deferred tax assets are offset by valuation allowances when we determine it is more likely than not that such deferred tax assets will not be realized in the foreseeable future. We determine deferred tax assets and liabilities separately for each taxing jurisdiction and report the net amount for each jurisdiction as a noncurrent asset or liability in our consolidated balance sheets.

From time to time, we engage in transactions where the income tax consequences are uncertain. We recognize tax benefits when, in management’s judgment, a tax filing position is more likely than not to be sustained if challenged by the tax authorities. For tax positions that meet the more-likely-than-not threshold, we may not recognize a portion of a tax benefit depending on management’s assessment of how the tax position will ultimately be settled. Unrecognized tax benefits generally are netted against the deferred tax assets associated with our net operating loss carryforwards. We adjust our estimates periodically based on ongoing examinations by and settlements with various taxing authorities, as well as changes in tax laws, regulations and precedent. We classify interest and penalties, if any, associated with our unrecognized tax benefits as a component of income tax provision or benefit.

Fair Value Measurements

We determine fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Market or observable inputs are the preferred source of values, followed by unobservable inputs or assumptions based on hypothetical transactions in the absence of market inputs. We utilize the highest level of inputs available according to the following hierarchy in determining fair value:

•	Level 1, defined as observable inputs being quoted prices in active markets for identical assets;

•
Level 2, defined as observable inputs other than quoted prices included in Level 1, including quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

•
Level 3, defined as unobservable inputs for which little or no market data exists, consistent with characteristics of the asset or liability that would be considered by market participants in a transaction to purchase or sell the asset or liability.

Transfers between levels in the fair value hierarchy are considered to occur at the beginning of the quarterly accounting period. There were no transfers between levels for each of the years ended December 31, 2016 or 2015.

As of December 31, 2016 and 2015, the carrying amounts of our cash and cash equivalents, trade accounts receivable, net of allowance for doubtful accounts, accounts payable and accrued liabilities were equal to or approximated fair value due to their short-term nature or proximity to current market rates.

Fair values of our marketable investment securities are based on a variety of observable market inputs. For our investments in publicly traded equity securities and U.S. government securities, fair value ordinarily is determined based on a Level 1 measurement that reflects quoted prices for identical securities in active markets. Fair values of our investments in other marketable debt securities generally are based on Level 2 measurements, as the markets for such debt securities are less active. Trades of identical debt securities on or near the measurement date are considered a strong indication of fair value. Matrix pricing techniques that consider par value, coupon rate, credit quality, maturity and other relevant features also may be used to determine fair value of our investments in marketable debt securities.

Fair values for our 2019 Senior Secured Notes, 2021 Senior Unsecured Notes and 2026 Notes (see Note 10) are based on quoted market prices in less active markets and are categorized as Level 2 measurements. The fair values of our other debt are Level 2 measurements and are estimated to approximate their carrying amounts based on the proximity of their interest rates to current market rates. As of December 31, 2016 and 2015, the fair values of our in-orbit incentive obligations, based on measurements categorized within Level 2 of the fair value hierarchy, approximated their carrying amounts of $74.1 million and $79.3 million, respectively. We use fair value measurements from time to time in connection with asset impairment testing and the assignment of purchase consideration to assets and liabilities of acquired companies. Those fair value measurements typically include significant unobservable inputs and are categorized within Level 3 of the fair value hierarchy.

Revenue Recognition

Revenue from the sale of equipment and services generally is recognized when persuasive evidence of an arrangement exists, prices are fixed or determinable, collectibility is reasonably assured, and the goods have been delivered or services have been rendered. If any of these criteria are not met, revenue recognition is deferred until such time as all of the criteria are met. Revenue from equipment sales generally is recognized upon shipment to customers. Revenue from recurring services generally is recognized ratably over the service term. Upfront fees collected in connection with services to consumer subscribers in our Hughes segment are deferred and recognized as revenue over the estimated subscriber life. We may offer rebates to qualifying new consumer subscribers in our Hughes segment. We reduce related revenue at inception of the subscriber contract based on an estimate of the number of rebates that will be redeemed. Our estimates are based on historical experience and actual sales during the promotion. Services and other revenue includes revenue from leases of satellite capacity and equipment. We typically determine based on applicable criteria that our leasing arrangements are operating leases and recognize related revenue on a straight-line basis over the lease term.

In situations where customer offerings represent an arrangement for both services and equipment, revenue elements with standalone value to the customer are separated for revenue recognition purposes based on their selling prices if sold separately. We determine selling prices under a hierarchy that considers vendor-specific objective evidence (“VSOE”), third-party evidence and estimated selling prices. Typically, we derive VSOE from service renewal rates and optional equipment prices specified in customer contracts or we estimate prices based on the gross margin that we ordinarily realize in transactions with similarly situated customers.

In addition to equipment and service offerings, our Hughes segment also enters into contracts to design, develop, and deliver complex telecommunication networks to customers in its enterprise and mobile satellite systems markets. Those contracts require significant effort to develop and construct the network over an extended time period. Revenue from such contracts is recognized using the percentage-of-completion method. Depending on the nature of the arrangement, we measure progress toward contract completion using the cost-to-cost method or the units-of-delivery method. Under the cost-to-cost method, revenue reflects the ratio of costs incurred to estimated total costs at completion multiplied by the total estimated contract revenue. Under the units-of-delivery method, revenue and related costs are recognized as products are delivered based on the expected profit for the entire agreement. Profit margins on long-term contracts are based on estimates of revenue and costs at completion. We review and revise our estimates periodically and recognize related adjustments in the period in which the revisions are made. Estimated losses on contracts are recorded in the period in which they are identified.

We report revenue net of sales taxes imposed on our goods and services in our consolidated statements of operations and comprehensive income (loss).  Since we primarily act as an agent for the governmental authorities, the amount charged to the customer is collected and remitted directly to the appropriate jurisdictional entity.

Debt Issuance Costs

Costs of issuing debt generally are deferred and amortized utilizing the effective interest method with amortization included in “Interest expense, net of amounts capitalized” in our consolidated statements of operations and comprehensive income (loss). We report unamortized debt issuance costs as a reduction of the related long-term debt in our consolidated balance sheets.

Cost of Sales — Services and Equipment

Cost of sales - services primarily consists of costs of digital broadcast operations, satellite capacity and services, hub infrastructure, customer care, wireline and wireless capacity, and direct labor costs associated with the services provided. Costs of sales - services generally are charged to expense as incurred. Cost of sales - equipment primarily consists of inventory costs, including freight and royalties. Cost of sales - equipment generally is recognized as products are delivered to customers and related revenue is recognized.

Research and Development

Costs incurred in research and development activities generally are expensed as incurred. A significant portion of our research and development costs are incurred in connection with the specific requirements of a customer’s order. In such instances, the amounts for these customer funded development efforts are included in cost of sales.

Cost of sales includes research and development costs incurred in connection with customer’s orders of approximately $23.7 million, $19.6 million and $25.1 million for the years ended December 31, 2016, 2015 and 2014, respectively.  In addition, we incurred other research and development expenses of approximately $31.2 million, $26.4 million and $20.2 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Subscriber Acquisition Costs

Subscriber Acquisition Costs (“SAC”) consists of costs paid to third-party dealers and customer service representative commissions on new service activations and hardware upgrades and, in certain cases, the cost of hardware and installation services provided to non-wholesale consumer customers at the inception of service or hardware upgrade. SAC is deferred when a customer enters into a service agreement and is subsequently amortized over the service agreement term in proportion to when the related service revenue is recognized. We monitor the recoverability of deferred SAC and are entitled to an early termination fee if the subscriber cancels service prior to the end of the service agreement term. The recoverability of deferred SAC is reasonably assured through the monthly service fee charged to customers, our ability to recover the equipment, and/or our ability to charge an early termination fee. Deferred SAC is included in “Other noncurrent assets, net” in our consolidated balance sheets.

Capitalized Software Costs

Costs related to the procurement and development of software for internal-use and externally marketed software are capitalized and amortized using the straight-line method over the estimated useful life of the software, not in excess of five years. Capitalized costs of internal-use software are included in “Property and equipment, net” and capitalized costs of externally marketed software are included in “Other noncurrent assets, net” in our consolidated balance sheets. Externally marketed software generally is installed in the equipment we sell to customers. We conduct software program reviews for externally marketed capitalized software costs at least annually, or as events and circumstances warrant such a review, to determine if capitalized software development costs are recoverable and to ensure that costs associated with programs that are no longer generating revenue are expensed. As of December 31, 2016 and 2015, the net carrying amount of externally marketed software was $76.3 million and $62.8 million, respectively, of which $50.1 million and $32.6 million, respectively, is under development and not yet placed in service.  We capitalized costs related to the development of externally marketed software of $23.3 million, $22.4 million and $23.1 million for the years ended December 31, 2016, 2015 and 2014, respectively. We recorded amortization expense relating to the development of externally marketed software of $9.7 million, $8.4 million and $5.4 million for the years ended December 31, 2016, 2015 and 2014, respectively.  The weighted average useful life of our externally marketed software was approximately three years as of December 31, 2016.

Advertising Costs

Advertising costs are expensed as incurred and are included in “Selling, general and administrative expenses” in our consolidated statements of operations and comprehensive income (loss). We incurred advertising expense of $43.9 million, $44.2 million and $45.2 million for the years ended December 31, 2016, 2015 and 2014, respectively.

New Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”). It outlines a single comprehensive model, codified in Topic 606 of the FASB Accounting Standards Codification, for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that “an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.”  In August 2015, the FASB issued ASU No. 2015-14, which deferred the mandatory effective date of ASU 2014-09 by one year. As a result, public entities are required to adopt the new revenue standard in annual periods beginning after December 15, 2017 and in interim periods within those annual periods. The standard may be applied either retrospectively to prior periods or as a cumulative-effect adjustment as of the date of adoption. Early adoption is permitted, but not before annual periods beginning after December 15, 2016. In March 2016, the FASB issued ASU No. 2016-08, Principal versus Agent Considerations, which clarifies the implementation guidance on principal versus agent considerations. In April 2016, the FASB issued ASU No. 2016-10, Identifying Performance Obligations and Licensing, which amends guidance on identifying performance obligations and accounting for licenses of intellectual property. In May 2016, the FASB issued ASU No. 2016-12, Narrow-Scope Improvements and Practical Expedients, which addresses collectibility, noncash consideration, completed contracts at transition, a practical expedient for contract modifications at transition, and an accounting policy election related to the presentation of sales taxes and other similar taxes collected from customers. In January 2017, the FASB issued ASU No. 2016-20, Technical Corrections to Topic 606, which clarifies, but does not fundamentally change, certain aspects of the new revenue standard. We have not selected the transition method that we will apply upon adoption. We continue to evaluate the impact of the new standard and available adoption methods on our consolidated financial statements. We are in the process of evaluating arrangements with customers and identifying differences in accounting between new and existing standards.

In February 2015, the FASB issued Accounting Standards Update No. 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis (“ASU 2015-02”). This standard amends the consolidation guidance for variable interest entities and general partners’ investments in limited partnerships and similar entities. ASU 2015-02 was effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods, and required either a retrospective or a modified retrospective approach as of the beginning of the fiscal year of adoption. We adopted ASU 2015-02 in the first quarter of 2016. The adoption of the standard did not impact our consolidated financial statements.

In April 2015, the FASB issued Accounting Standards Update No. 2015-03, Simplifying the Presentation of Debt Issuance Costs (“ASU 2015-03”). This standard requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of debt liability, consistent with debt discounts or premiums. ASU 2015-03 was effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods, and required a retrospective approach to adoption. We adopted ASU 2015-03 in the first quarter of 2016. Upon adoption, we presented unamortized debt issuance cost previously reported in “Other noncurrent assets, net” with a carrying amount of $31.3 million as of December 31, 2015, as a reduction of our “Long-term debt and capital lease obligations, net of unamortized debt issuance costs.”

In January 2016, the FASB issued Accounting Standards Update No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”). This update substantially revises standards for the recognition, measurement and presentation of financial instruments, including requiring all equity investments to be measured at fair value with changes in the fair value recognized through net income. It also amends certain disclosure requirements associated with the fair value of financial instruments. ASU 2016-01 is effective for annual periods beginning after December 15, 2017, including interim periods within those annual periods, with early adoption permitted for certain requirements. We are assessing the impact of adopting this new accounting standard on our consolidated financial statements and related disclosures.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases (“ASU 2016-02”). This standard requires lessees to recognize assets and liabilities for all leases with lease terms more than 12 months, including leases classified as operating leases. The standard also modifies the definition of a lease and the criteria for classifying leases as operating leases or financing leases. ASU 2016-02 is effective for annual periods beginning after December 15, 2018 and interim periods within those periods. Early adoption is permitted. We are assessing the impact of adopting this new accounting standard on our consolidated financial statements and related disclosures.

In June 2016, the FASB issued Accounting Standards Update No. 2016-13, Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. ASU 2016-13 is effective for annual periods beginning after December 15, 2019 and interim periods within those periods. Early adoption is permitted. We are assessing the impact of adopting this new accounting standard on our consolidated financial statements and related disclosures.

In October 2016, the FASB issued Accounting Standards Update No. 2016-16, Intra-Entity Transfers of Assets Other Than Inventory (“ASU 2016-16”), which improves the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. ASU 2016-16 is effective for annual periods beginning after December 15, 2017 and interim periods within those periods. Early adoption is permitted. We are assessing the impact of adopting this new accounting standard on our consolidated financial statements and related disclosures.

In November 2016, the FASB issued Accounting Standards No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016-18”). This standard clarifies the guidance on the classification and presentation of restricted cash in the statement of cash flows, along with other cash-flow-related issues. ASU 2016-18 is effective for annual periods beginning after December 15, 2017 and interim periods within those periods. Early adoption is permitted, which must apply the guidance retrospectively to all periods presented. We are assessing the impact of adopting this new accounting standard on our consolidated financial statements and related disclosures.

In January 2017, the FASB issued Accounting Standards No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”). The standard simplifies the accounting for goodwill impairment by removing Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying amount, including goodwill, exceeds its fair value, not to exceed the carrying amount of goodwill. ASU 2017-04 is effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019 and to be applied on a prospective basis. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. We will apply this new accounting standard in future periods if we determine that the carrying amount of any reporting units including goodwill exceeds fair value of the reporting unit.